Nature of business	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Nature of business	Nature of business
Docebo Inc. (“Docebo” or the “Company”), a leading learning platform provider, was incorporated on April 21, 2016 under the Business Corporations Act (Ontario) and is domiciled in Ontario, Canada. Effective August 1, 2025, the Company’s head office is located at Suite 1200, 55 York Street, Toronto, Canada, M5J 1R7.

The Company’s shares are listed on both the Toronto Stock Exchange (“TSX”), as of October 8, 2019, and the Nasdaq Global Select Market (“Nasdaq”), as of December 3, 2020, under the stock symbol “DCBO”.